Impairments	12 Months Ended
Dec. 31, 2022
Impairments
Impairments

Note 9. Impairments

	Loans in
	the form
	of interest-	Loans to
	bearing	credit	Loans to the
Skr mn	securities	institutions	public	Off-balance	Total
2022
Expected credit losses, stage 1	-9	1	-26	-4	-38
Expected credit losses, stage 2	4	0	3	-1	6
Expected credit losses, stage 3	—	—	-15	0	-15
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	12	1	13
Net credit losses	-5	1	-26	-4	-34
2021
Expected credit losses, stage 1	7	2	50	1	60
Expected credit losses, stage 2	6	0	23	0	29
Expected credit losses, stage 3	—	—	-46	0	-46
Established credit losses	—	—	-52	—	-52
Reserves applied to cover established credit losses	—	—	49	—	49
Recovered credit losses	—	—	1	—	1
Net credit losses	13	2	25	1	41
2020
Expected credit losses, stage 1	-6	-6	-81	-5	-98
Expected credit losses, stage 2	-11	0	-37	0	-48
Expected credit losses, stage 3	—	—	-7	0	-7
Established credit losses	—	—	-20	—	-20
Reserves applied to cover established credit losses	—	—	20	—	20
Recovered credit losses	—	—	—	—	—
Net credit losses	-17	-6	-125	-5	-153

The table below shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the OECD, which explains the low provision ratio.

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	51,401	2,882	—	54,283	42,827	3,772	—	46,599
Loans to credit institutions	11,147	310	—	11,457	6,948	3,414	—	10,362
Loans to the public	167,354	33,851	6,713	207,918	147,137	30,999	2,284	180,420
Total, loans, before expected credit losses	229,902	37,043	6,713	273,658	196,912	38,185	2,284	237,381
Off balance, before expected credit losses
Guarantees	3,902	900	—	4,802	4,767	—	—	4,767
Committed undisbursed loans	49,492	20,620	5,257	75,369	26,810	28,466	105	55,381
Total, off balance, before expected credit losses	53,394	21,520	5,257	80,171	31,577	28,466	105	60,148
Total, before expected credit losses	283,296	58,563	11,970	353,829	228,489	66,651	2,389	297,529
of which guaranteed (percent)	62.9	92.6	98.7	68.9	63.7	93.2	95.7	70.3
Loss allowance, loans
Loans in the form of interest-bearing securities	-23	-3	—	-26	-14	-7	—	-21
Loans to credit institutions	-2	0	—	-2	-4	0	—	-4
Loans to the public	-93	-19	-70	-182	-64	-20	-48	-132
Total, loss allowance, loans	-118	-22	-70	-210	-82	-27	-48	-157
Loss allowance, off balance[1]
Guarantees	0	0	—	0	0	—	—	0
Committed undisbursed loans	-12	-1	0	-13	-6	-1	0	-7
Total, loss allowance, off balance	-12	-1	0	-13	-6	-1	0	-7
Total, loss allowance	-130	-23	-70	-223	-88	-28	-48	-164
Provision ratio (percent)	0.05	0.04	0.58	0.06	0.04	0.04	2.01	0.06
1	Recognized under provision in the Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	228,489	66,651	2,389	297,529	226,456	66,485	1,482	294,423
Increase due to origination and acquisition	125,243	5,451	2,453	133,147	79,856	7,380	234	87,470
Transfer to stage 1	5,788	-7,798	—	-2,010	1,240	-1,302	—	-62
Transfer to stage 2	-4,447	3,845	—	-602	-4,676	4,223	—	-453
Transfer to stage 3	-7,980	-725	7,502	-1,203	-105	-948	945	-108
Decrease due to derecognition	-63,797	-8,861	-374	-73,032	-74,282	-9,187	-272	-83,741
Closing balance	283,296	58,563	11,970	353,829	228,489	66,651	2,389	297,529

Loss allowance

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-88	-28	-48	-164	-147	-56	-46	-249
Increases due to origination and acquisition	-67	-3	0	-70	-40	0	-25	-65
Net remeasurement of loss allowance	5	9	9	23	51	13	-43	21
Transfer to stage 1	-1	7	—	6	0	0	—	0
Transfer to stage 2	1	-12	—	-11	2	-6	—	-4
Transfer to stage 3	1	3	-23	-19	0	2	-21	-19
Decreases due to derecognition	22	2	0	24	47	20	43	110
Decrease in allowance account due to write-offs	—	—	—	—	—	—	49	49
Exchange-rate differences[1]	-3	-1	-8	-12	-1	-1	-5	-7
Closing balance	-130	-23	-70	-223	-88	-28	-48	-164
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Provisions for ECLs are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The parameter is standard, normally distributed where zero indicates a neutral economy where the economy has been on average, historically. The business cycle parameters for the base scenario are between -0.8 and -0.2 for the various probability of default (PD) segments. The base scenarios have been weighted at between 40 and 90 percent, the downturn scenarios have been weighted at between 10 and 60 percent, and the upturn scenarios have been weighted at zero percent between the different PD-segments. An improvement of the PD model took place during the first quarter of 2022, which means, among other things, that the difference between the base and downturn/upturn scenarios has increased and that new data sources are used.

Due to the current macroeconomic uncertainty, SEK has made an overall adjustment according to management’s overall assessment. This resulted in an increase of expected credit losses, which was calculated pursuant to SEK’s IFRS 9 model as of December 31, 2022.

Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	28,382	—	—	28,382	25,815	—	—	25,815
BBB+ to BBB-	150,441	3,085	—	153,526	131,514	2,258	—	133,772
BB+ to BB-	38,523	25,309	—	63,832	32,247	25,043	—	57,290
B+ to B-	12,396	6,663	—	19,059	6,697	5,461	—	12,158
CCC to D	160	1,986	6,713	8,859	639	5,423	2,284	8,346
Total, before expected credit losses	229,902	37,043	6,713	273,658	196,912	38,185	2,284	237,381

More information regarding SEK’s Credit Policy is found in Note 26 and Note 30.